Note 3 - Term Loan and Line of Credit Agreements	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
3.
Term Loan and Line of Credit Agreements

On
December
20,
2016,
Avalon and certain direct and indirect wholly owned subsidiaries entered into a loan and security agreement (the “Term Loan Agreement”) with Laurel Capital Corporation which provides for a
$12.0
million term loan. At closing,
$9.1
million of the proceeds were used to pay off the existing line of credit agreement and associated accrued interest with Home Savings Bank (formerly The Home Savings and Loan Company of Youngstown, Ohio), dated
May
21,
2015,
as amended, and pay related transaction costs associated with the Term Loan Agreement. The existing line of credit agreement with Home Savings Bank was terminated in conjunction with the repayment. Remaining proceeds of
$2.9
million under the Term Loan Agreement were deposited in a project fund account to fund future costs of renovating and expanding The Avalon Inn.

The
$12.0
million outstanding under the Term Loan Agreement is payable in
119
equal monthly installments of principal and interest
,
based on a
fifteen
(15)
year maturity schedule commencing
January
20,
2017.
The Term Loan Agreement matures on
December
20,
2026
at which time the final balloon payment equal to the remaining outstanding principal, interest and fees are due. Borrowings under the Term Loan Agreement bear interest at a fixed rate of
5.35%
until the
fifth
anniversary date of the closing at which time the interest rate will be reset to a fixed rate equal to the greater of (a)
5.35%
per annum or (b) the sum of the Index Rate on the date
two
(2)
business days prior to the reset date and
3.95%,
provided that the applicable rate shall in no event exceed
7.50%
per annum.

Avalon has the right to prepay the amount outstanding under the Term Loan Agreement, in whole or in part, at any time upon payment of the principal amount of the loan to be prepaid plus accrued unpaid interest thereon to the prepayment date, plus an applicable prepayment penalty. The prepayment penalty, expressed as a percentage of the principal of the loan being prepaid, is five
percent
(5%)
on any prepayment in the
first
five
years;
four
percent
(4%)
on any prepayment in the
sixth
and
seventh
year;
three
percent
(3%)
on any prepayment in the
eighth
and
ninth
year; and
two
percent
(2%)
on any prepayment in the
tenth
year.

Borrowings are secured by certain real property and related business assets as defined in the Term Loan Agreement. The Term Loan Agreement also contains certain financial and other covenants, customary representations, warranties and events of default. Avalon was in compliance with the Term Loan Agreement covenants at
December
31,
2016.

The Company incurred approximately
$189,000
of debt issuance costs in connection with the Term Loan Agreement. These debt issuance costs were capitalized and will be amortized over the life of the Term Loan Agreement. In accordance with ASU
2015
-
03,
these costs are presented in the Consolidated Balance Sheets as a direct reduction from the carrying amount of the term loan liability.

Concurrently with the Term Loan Agreement, Avalon entered into a new business loan agreement with Home Savings Bank (the “Line of Credit Agreement”) which provides for a line of credit of up to
$4.0
million maturing on
May
31,
2017.
Under the Line of Credit Agreement, borrowings in excess of
$1.0
million are subject to a borrowing base which is calculated based off a specific level of eligible accounts receivable of the waste management business as defined in the agreement.
No
amounts were drawn under the Line of Credit Agreement at
December
31,
2016.

Outstanding borrowings under the Line of Credit Agreement bear interest at Prime Rate plus
.25%.
At
December
31,
2016,
the interest rate on the Line of Credit Agreement was
4.00%.

Borrowings under the Line of Credit Agreement are secured by certain business assets of the Company including accounts receivable, inventory and equipment. The Line of Credit Agreement also contains certain covenants, customary representations, warranties and events of default. Avalon was in compliance with the Line of Credit Agreement covenants at
December
31,
2016.

During the years ended
December
31,
2016
and
2015,
the weighted average interest rate on outstanding borrowings was
3.80%
and
3.26%,
respectively.

In accordance with FASB ASC
835
-
20,
Capitalization of Interest
, during the year ended
December
31,
2015,
Avalon capitalized approximately
$97,000
of interest costs on borrowings incurred related to construction on The Avalon Inn.
No
amounts were capitalized during the year ended
December
31,
2016.

Obligations under the Company’s term loan and line of credit agreements at
December
31,
2016
and
2015
consist of the following (in thousands):

	2016			2015
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$12,000	$(189)	$11,811	$-
Line of credit agreement	-	-	-	7,975
	12,000	(189)	11,811	7,975
Less current portion	536	(19)	517	-
Long-term debt	$11,464	$(170)	$11,294	$7,975

At
December
31,
2016,
future maturities of long-term debt are as follows (in thousands):

2017	$536
2018	566
2019	597
2020	629
2021	664
Thereafter	9,008
Total	$12,000